Transition disclosures - Balance sheet movement - Liabilities and Equity, impact of transition to IFRS 9 and IFRS 15 (Details) - GBP (£) £ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017
Liabilities
Opening balance, IAS 39 carrying amount			£ 1,067,232
IFRS 9 impairment change	£ 341
Total, IFRS 9 carrying amount	1,067,575
Equity
Opening balance, IAS 39 carrying amount			66,016
IFRS 9 impairment change	(2,200)
Total, IFRS 9 carrying amount	63,866
Liabilities and Equity
Opening balance, IAS 39 carrying amount			1,133,248
IFRS 9 impairment change	(1,859)
Total, IFRS 9 carrying amount	1,131,441
Published IAS 39 [member]
Liabilities
Opening balance, IAS 39 carrying amount			1,067,232
Equity
Opening balance, IAS 39 carrying amount			66,016
Liabilities and Equity
Opening balance, IAS 39 carrying amount			1,133,248
Balance sheet presentation changes
Liabilities
Opening balance, IAS 39 carrying amount			0
Equity
Opening balance, IAS 39 carrying amount			0
Liabilities and Equity
Opening balance, IAS 39 carrying amount			0
IFRSs 9 [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
Equity
Amount of reclassifications or changes in presentation, equity	0
Liabilities and Equity
Amount of reclassifications or changes in presentation, equity and liabilities	0
IFRS 15 Impact [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
Equity
Amount of reclassifications or changes in presentation, equity	67
Liabilities and Equity
Amount of reclassifications or changes in presentation, equity and liabilities	67
IFRS 9 classification and measurement [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	2
Equity
Amount of reclassifications or changes in presentation, equity	(17)
Liabilities and Equity
Amount of reclassifications or changes in presentation, equity and liabilities	(15)
Called up share capital and share premium [member]
Equity
Opening balance, IAS 39 carrying amount			22,045
IFRS 9 impairment change	0
Total, IFRS 9 carrying amount	22,045
Called up share capital and share premium [member] | Published IAS 39 [member]
Equity
Opening balance, IAS 39 carrying amount			22,045
Called up share capital and share premium [member] | Balance sheet presentation changes
Equity
Opening balance, IAS 39 carrying amount			0
Called up share capital and share premium [member] | IFRSs 9 [member]
Equity
Amount of reclassifications or changes in presentation, equity	0
Called up share capital and share premium [member] | IFRS 15 Impact [member]
Equity
Amount of reclassifications or changes in presentation, equity	0
Called up share capital and share premium [member] | IFRS 9 classification and measurement [member]
Equity
Amount of reclassifications or changes in presentation, equity	0
Other reserves [member]
Equity
Opening balance, IAS 39 carrying amount			5,383
IFRS 9 impairment change	3
Total, IFRS 9 carrying amount	5,247
Other reserves [member] | Published IAS 39 [member]
Equity
Opening balance, IAS 39 carrying amount			5,383
Other reserves [member] | Balance sheet presentation changes
Equity
Opening balance, IAS 39 carrying amount			0
Other reserves [member] | IFRSs 9 [member]
Equity
Amount of reclassifications or changes in presentation, equity	0
Other reserves [member] | IFRS 15 Impact [member]
Equity
Amount of reclassifications or changes in presentation, equity	0
Other reserves [member] | IFRS 9 classification and measurement [member]
Equity
Amount of reclassifications or changes in presentation, equity	(139)
Retained earnings [member]
Equity
Opening balance, IAS 39 carrying amount			27,536
IFRS 9 impairment change	(2,203)
Total, IFRS 9 carrying amount	25,522
Retained earnings [member] | Published IAS 39 [member]
Equity
Opening balance, IAS 39 carrying amount			27,536
Retained earnings [member] | Balance sheet presentation changes
Equity
Opening balance, IAS 39 carrying amount			0
Retained earnings [member] | IFRSs 9 [member]
Equity
Amount of reclassifications or changes in presentation, equity	0
Retained earnings [member] | IFRS 15 Impact [member]
Equity
Amount of reclassifications or changes in presentation, equity	67
Retained earnings [member] | IFRS 9 classification and measurement [member]
Equity
Amount of reclassifications or changes in presentation, equity	122
Other equity instruments [member]
Equity
Opening balance, IAS 39 carrying amount			8,941
IFRS 9 impairment change	0
Total, IFRS 9 carrying amount	8,941
Other equity instruments [member] | Published IAS 39 [member]
Equity
Opening balance, IAS 39 carrying amount			8,941
Other equity instruments [member] | Balance sheet presentation changes
Equity
Opening balance, IAS 39 carrying amount			0
Other equity instruments [member] | IFRSs 9 [member]
Equity
Amount of reclassifications or changes in presentation, equity	0
Other equity instruments [member] | IFRS 15 Impact [member]
Equity
Amount of reclassifications or changes in presentation, equity	0
Other equity instruments [member] | IFRS 9 classification and measurement [member]
Equity
Amount of reclassifications or changes in presentation, equity	0
Total equity excluding non-controlling interests [member]
Equity
Opening balance, IAS 39 carrying amount			63,905
IFRS 9 impairment change	(2,200)
Total, IFRS 9 carrying amount	61,755
Total equity excluding non-controlling interests [member] | Published IAS 39 [member]
Equity
Opening balance, IAS 39 carrying amount			63,905
Total equity excluding non-controlling interests [member] | Balance sheet presentation changes
Equity
Opening balance, IAS 39 carrying amount			0
Total equity excluding non-controlling interests [member] | IFRSs 9 [member]
Equity
Amount of reclassifications or changes in presentation, equity	0
Total equity excluding non-controlling interests [member] | IFRS 15 Impact [member]
Equity
Amount of reclassifications or changes in presentation, equity	67
Total equity excluding non-controlling interests [member] | IFRS 9 classification and measurement [member]
Equity
Amount of reclassifications or changes in presentation, equity	(17)
Non-controlling interests [member]
Equity
Opening balance, IAS 39 carrying amount			2,111
IFRS 9 impairment change	0
Total, IFRS 9 carrying amount	2,111
Non-controlling interests [member] | Published IAS 39 [member]
Equity
Opening balance, IAS 39 carrying amount			2,111
Non-controlling interests [member] | Balance sheet presentation changes
Equity
Opening balance, IAS 39 carrying amount			0
Non-controlling interests [member] | IFRSs 9 [member]
Equity
Amount of reclassifications or changes in presentation, equity	0
Non-controlling interests [member] | IFRS 15 Impact [member]
Equity
Amount of reclassifications or changes in presentation, equity	0
Non-controlling interests [member] | IFRS 9 classification and measurement [member]
Equity
Amount of reclassifications or changes in presentation, equity	0
Trading portfolio liabilities [member]
Liabilities
Opening balance, IAS 39 carrying amount			£ 37,351
IFRS 9 impairment change	0
Total, IFRS 9 carrying amount	37,351
Trading portfolio liabilities [member] | Published IAS 39 [member]
Liabilities
IFRS 9 measurement category, liabilities		FVTPL
IAS 39 measurement category, liabilities			FVTPL
Opening balance, IAS 39 carrying amount			£ 37,351
Trading portfolio liabilities [member] | Balance sheet presentation changes
Liabilities
Opening balance, IAS 39 carrying amount			0
Trading portfolio liabilities [member] | IFRSs 9 [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
Trading portfolio liabilities [member] | IFRS 15 Impact [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
Trading portfolio liabilities [member] | IFRS 9 classification and measurement [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
Financial liabilities designated at fair value [member]
Liabilities
Opening balance, IAS 39 carrying amount			£ 173,718
IFRS 9 impairment change	0
Total, IFRS 9 carrying amount	220,083
Financial liabilities designated at fair value [member] | Published IAS 39 [member]
Liabilities
IFRS 9 measurement category, liabilities		FVTPL
IAS 39 measurement category, liabilities			FVTPL
Opening balance, IAS 39 carrying amount			£ 173,718
Financial liabilities designated at fair value [member] | Balance sheet presentation changes
Liabilities
Opening balance, IAS 39 carrying amount			0
Financial liabilities designated at fair value [member] | IFRSs 9 [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
Financial liabilities designated at fair value [member] | IFRS 15 Impact [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
Financial liabilities designated at fair value [member] | IFRS 9 classification and measurement [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	46,365
Deposits at amortised cost [member] | Financial liabilities at amortised cost [member]
Liabilities
Opening balance, IAS 39 carrying amount			398,701
IFRS 9 impairment change	0
Total, IFRS 9 carrying amount	379,841
Deposits at amortised cost [member] | Financial liabilities at amortised cost [member] | Published IAS 39 [member]
Liabilities
Opening balance, IAS 39 carrying amount			0
Deposits at amortised cost [member] | Financial liabilities at amortised cost [member] | Balance sheet presentation changes
Liabilities
Opening balance, IAS 39 carrying amount			£ 398,701
Deposits at amortised cost [member] | Financial liabilities at amortised cost [member] | IFRSs 9 [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
Deposits at amortised cost [member] | Financial liabilities at amortised cost [member] | IFRS 15 Impact [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
Deposits at amortised cost [member] | Financial liabilities at amortised cost [member] | IFRS 9 classification and measurement [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	(18,860)
Deposits at amortised cost [member] | Deposits at amortised cost [member] | Published IAS 39 [member]
Liabilities
IFRS 9 measurement category, liabilities		Amortised cost
IAS 39 measurement category, liabilities			Amortised cost
Deposits at amortised cost [member] | Financial liabilities designated at fair value [member] | Financial liabilities at amortised cost [member] | IFRSs 9 [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
Deposits at amortised cost [member] | Financial liabilities designated at fair value [member] | Financial liabilities at amortised cost [member] | IFRS 15 Impact [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
Deposits from banks [member]
Liabilities
Opening balance, IAS 39 carrying amount			£ 0
IFRS 9 impairment change	0
Total, IFRS 9 carrying amount	0
Deposits from banks [member] | Published IAS 39 [member]
Liabilities
IFRS 9 measurement category, liabilities		Amortised cost
IAS 39 measurement category, liabilities			Amortised cost
Opening balance, IAS 39 carrying amount			£ 37,723
Deposits from banks [member] | Balance sheet presentation changes
Liabilities
Opening balance, IAS 39 carrying amount			(37,723)
Deposits from banks [member] | IFRSs 9 [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
Deposits from banks [member] | IFRS 15 Impact [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
Deposits from banks [member] | IFRS 9 classification and measurement [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
Items in the course of collection from other banks [member]
Liabilities
Opening balance, IAS 39 carrying amount			£ 0
IFRS 9 impairment change	0
Total, IFRS 9 carrying amount	0
Items in the course of collection from other banks [member] | Published IAS 39 [member]
Liabilities
IFRS 9 measurement category, liabilities		Amortised cost
IAS 39 measurement category, liabilities			Amortised cost
Opening balance, IAS 39 carrying amount			£ 446
Items in the course of collection from other banks [member] | Balance sheet presentation changes
Liabilities
Opening balance, IAS 39 carrying amount			(446)
Items in the course of collection from other banks [member] | IFRSs 9 [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
Items in the course of collection from other banks [member] | IFRS 15 Impact [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
Items in the course of collection from other banks [member] | IFRS 9 classification and measurement [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
Customer accounts [member]
Liabilities
Opening balance, IAS 39 carrying amount			£ 0
IFRS 9 impairment change	0
Total, IFRS 9 carrying amount	0
Customer accounts [member] | Published IAS 39 [member]
Liabilities
IFRS 9 measurement category, liabilities		Amortised cost
IAS 39 measurement category, liabilities			Amortised cost
Opening balance, IAS 39 carrying amount			£ 429,121
Customer accounts [member] | Balance sheet presentation changes
Liabilities
Opening balance, IAS 39 carrying amount			(429,121)
Customer accounts [member] | IFRSs 9 [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
Customer accounts [member] | IFRS 15 Impact [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
Customer accounts [member] | IFRS 9 classification and measurement [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
Cash collateral and settlement balances [member]
Liabilities
Opening balance, IAS 39 carrying amount			£ 68,143
IFRS 9 impairment change	0
Total, IFRS 9 carrying amount	65,925
Cash collateral and settlement balances [member] | Published IAS 39 [member]
Liabilities
IFRS 9 measurement category, liabilities		Amortised cost
IAS 39 measurement category, liabilities			Amortised cost
Opening balance, IAS 39 carrying amount			£ 0
Cash collateral and settlement balances [member] | Balance sheet presentation changes
Liabilities
Opening balance, IAS 39 carrying amount			68,143
Cash collateral and settlement balances [member] | IFRSs 9 [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
Cash collateral and settlement balances [member] | IFRS 15 Impact [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
Cash collateral and settlement balances [member] | IFRS 9 classification and measurement [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	(2,218)
Cash collateral and settlement balances [member] | Financial liabilities designated at fair value [member] | IFRSs 9 [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
Cash collateral and settlement balances [member] | Financial liabilities designated at fair value [member] | IFRS 15 Impact [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
Repurchase agreements and other similar secured borrowing [member]
Liabilities
Opening balance, IAS 39 carrying amount			£ 40,338
IFRS 9 impairment change	0
Total, IFRS 9 carrying amount	15,053
Repurchase agreements and other similar secured borrowing [member] | Published IAS 39 [member]
Liabilities
IFRS 9 measurement category, liabilities		Amortised cost
IAS 39 measurement category, liabilities			Amortised cost
Opening balance, IAS 39 carrying amount			£ 40,338
Repurchase agreements and other similar secured borrowing [member] | Balance sheet presentation changes
Liabilities
Opening balance, IAS 39 carrying amount			0
Repurchase agreements and other similar secured borrowing [member] | IFRSs 9 [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
Repurchase agreements and other similar secured borrowing [member] | IFRS 15 Impact [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
Repurchase agreements and other similar secured borrowing [member] | IFRS 9 classification and measurement [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	(25,285)
Repurchase agreements and other similar secured borrowing [member] | Financial liabilities designated at fair value [member] | IFRSs 9 [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
Repurchase agreements and other similar secured borrowing [member] | Financial liabilities designated at fair value [member] | IFRS 15 Impact [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
Debt securities in issue [member]
Liabilities
Opening balance, IAS 39 carrying amount			£ 73,314
IFRS 9 impairment change	0
Total, IFRS 9 carrying amount	73,314
Debt securities in issue [member] | Published IAS 39 [member]
Liabilities
IFRS 9 measurement category, liabilities		Amortised cost
IAS 39 measurement category, liabilities			Amortised cost
Opening balance, IAS 39 carrying amount			£ 73,314
Debt securities in issue [member] | Balance sheet presentation changes
Liabilities
Opening balance, IAS 39 carrying amount			0
Debt securities in issue [member] | IFRSs 9 [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
Debt securities in issue [member] | IFRS 15 Impact [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
Debt securities in issue [member] | IFRS 9 classification and measurement [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
Subordinated liabilities [member]
Liabilities
Opening balance, IAS 39 carrying amount			£ 23,826
IFRS 9 impairment change	0
Total, IFRS 9 carrying amount	23,826
Subordinated liabilities [member] | Published IAS 39 [member]
Liabilities
IFRS 9 measurement category, liabilities		Amortised cost
IAS 39 measurement category, liabilities			Amortised cost
Opening balance, IAS 39 carrying amount			£ 23,826
Subordinated liabilities [member] | Balance sheet presentation changes
Liabilities
Opening balance, IAS 39 carrying amount			0
Subordinated liabilities [member] | IFRSs 9 [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
Subordinated liabilities [member] | IFRS 15 Impact [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
Subordinated liabilities [member] | IFRS 9 classification and measurement [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
Derivatives [member]
Liabilities
Opening balance, IAS 39 carrying amount			£ 238,345
IFRS 9 impairment change	0
Total, IFRS 9 carrying amount	238,345
Derivatives [member] | Published IAS 39 [member]
Liabilities
IFRS 9 measurement category, liabilities		FVTPL
IAS 39 measurement category, liabilities			FVTPL
Opening balance, IAS 39 carrying amount			£ 238,345
Derivatives [member] | Balance sheet presentation changes
Liabilities
Opening balance, IAS 39 carrying amount			0
Derivatives [member] | IFRSs 9 [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
Derivatives [member] | IFRS 15 Impact [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
Derivatives [member] | IFRS 9 classification and measurement [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
Current tax liabilities [member]
Liabilities
Opening balance, IAS 39 carrying amount			586
IFRS 9 impairment change	0
Total, IFRS 9 carrying amount	586
Current tax liabilities [member] | Published IAS 39 [member]
Liabilities
Opening balance, IAS 39 carrying amount			586
Current tax liabilities [member] | Balance sheet presentation changes
Liabilities
Opening balance, IAS 39 carrying amount			0
Current tax liabilities [member] | IFRSs 9 [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
Current tax liabilities [member] | IFRS 15 Impact [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
Current tax liabilities [member] | IFRS 9 classification and measurement [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
Deferred tax liabilities [member]
Liabilities
Opening balance, IAS 39 carrying amount			44
IFRS 9 impairment change	0
Total, IFRS 9 carrying amount	44
Deferred tax liabilities [member] | Published IAS 39 [member]
Liabilities
Opening balance, IAS 39 carrying amount			44
Deferred tax liabilities [member] | Balance sheet presentation changes
Liabilities
Opening balance, IAS 39 carrying amount			0
Deferred tax liabilities [member] | IFRSs 9 [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
Deferred tax liabilities [member] | IFRS 15 Impact [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
Deferred tax liabilities [member] | IFRS 9 classification and measurement [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
Retirement benefit liabilities [member]
Liabilities
Opening balance, IAS 39 carrying amount			312
IFRS 9 impairment change	0
Total, IFRS 9 carrying amount	312
Retirement benefit liabilities [member] | Published IAS 39 [member]
Liabilities
Opening balance, IAS 39 carrying amount			312
Retirement benefit liabilities [member] | Balance sheet presentation changes
Liabilities
Opening balance, IAS 39 carrying amount			0
Retirement benefit liabilities [member] | IFRSs 9 [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
Retirement benefit liabilities [member] | IFRS 15 Impact [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
Retirement benefit liabilities [member] | IFRS 9 classification and measurement [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
Accruals, deferred income and other liabilities [member]
Liabilities
Opening balance, IAS 39 carrying amount			£ 0
IFRS 9 impairment change	0
Total, IFRS 9 carrying amount	0
Accruals, deferred income and other liabilities [member] | Published IAS 39 [member]
Liabilities
IFRS 9 measurement category, liabilities		Amortised cost
IAS 39 measurement category, liabilities			Amortised cost
Opening balance, IAS 39 carrying amount			£ 8,565
Accruals, deferred income and other liabilities [member] | Balance sheet presentation changes
Liabilities
Opening balance, IAS 39 carrying amount			(8,565)
Accruals, deferred income and other liabilities [member] | IFRSs 9 [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
Accruals, deferred income and other liabilities [member] | IFRS 15 Impact [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
Accruals, deferred income and other liabilities [member] | IFRS 9 classification and measurement [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
Other liabilities [member]
Liabilities
Opening balance, IAS 39 carrying amount			£ 9,011
IFRS 9 impairment change	0
Total, IFRS 9 carrying amount	9,011
Other liabilities [member] | Published IAS 39 [member]
Liabilities
IFRS 9 measurement category, liabilities		Amortised cost
IAS 39 measurement category, liabilities			Amortised cost
Opening balance, IAS 39 carrying amount			£ 0
Other liabilities [member] | Balance sheet presentation changes
Liabilities
Opening balance, IAS 39 carrying amount			9,011
Other liabilities [member] | IFRSs 9 [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
Other liabilities [member] | IFRS 15 Impact [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
Other liabilities [member] | IFRS 9 classification and measurement [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
Provisions [member]
Liabilities
Opening balance, IAS 39 carrying amount			3,543
IFRS 9 impairment change	341
Total, IFRS 9 carrying amount	3,884
Provisions [member] | Published IAS 39 [member]
Liabilities
Opening balance, IAS 39 carrying amount			3,543
Provisions [member] | Balance sheet presentation changes
Liabilities
Opening balance, IAS 39 carrying amount			£ 0
Provisions [member] | IFRSs 9 [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
Provisions [member] | IFRS 15 Impact [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
Provisions [member] | IFRS 9 classification and measurement [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	£ 0